SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
Summary of significant assumptions used to estimate the fair value of stock options

	2023		2025
Suboptimal exercise factor	2.80		2.80
Risk-free interest rate	3.61%		4.68%
Volatility	49.31%		51.75%
Dividend yield	0.80%		4.60%
Life of option	10	years	8	years

Summary of the Group's share option activity under the option plans

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$’million
Share options outstanding at January 1, 2025	28,019,660	2.80
Granted	888,210	2.80
Exercised	(944,310)	2.80
Share options outstanding at June 30, 2025	27,963,560	2.80	7.90	17
Share options vested or expected to vest at June 30, 2025	26,066,050	2.80	7.90	15
Share options exercisable at June 30, 2025	1,982,150	2.80	7.92	1

Summary of the Group's nonvested restricted stock activity

		Weighted
	Number of	Average Grant
	Restricted Stocks	Date Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2025	127,537,010	2.78
Granted	4,479,560	3.05
Forfeited	(510,300)	2.61
Vested	(11,110,110)	2.13
Nonvested restricted stocks outstanding at June 30, 2025	120,396,160	2.85

Schedule of share-based compensation expense recognized

	Six Months Ended June 30,
	2024	2025
Hotel operating costs	15	16
Selling and marketing expenses	3	4
General and administrative expenses	152	227
Total	170	247